SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of common stock reflected in the balance sheets

Common Stock subject to possible redemption, December 31, 2021	$201,250,000
Plus:
Accretion of carrying value to redemption value	2,170,202
Common Stock subject to possible redemption, December 31, 2022	203,420,202
Less:
Redemption	(152,810,179)
Plus:
Accretion of carrying value to redemption value	4,008,446
Common Stock subject to possible redemption, December 31, 2023	$54,618,469

Schedule of basic and diluted net income per share of Common Stock

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock (in dollars, except share amounts):

	Three Months Ended
	March 31, 2024		March 31, 2023
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
Basic and diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$(71,126,651)	$(17,450,766)	$135,463	$56,908
Denominator:
Basic and diluted weighted average common stock outstanding	9,048,173	2,219,949	11,976,319	5,031,250
Basic and diluted net income per common stock	$(7.86)	$(7.86)	$0.01	$0.01

The following table reflects the calculation of basic and diluted net income per share of Common Stock (in dollars, except share amounts):

	For the Year Ended December 31,
	2023		2022
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
Basic and diluted net income per share of Common Stock
Numerator:
Allocation of net income	$460,174	$335,609	$8,836,454	$2,209,113
Denominator:
Basic and diluted weighted average shares outstanding	6,898,644	5,031,250	20,125,000	5,031,250
Basic and diluted net income per share of Common Stock	$0.07	$0.07	$0.44	$0.44